UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-03091

Name of Fund:  FAM Series Funds, Inc.
               -Mercury Core Bond Strategy Portfolio
               -Mercury Intermediate Government Bond
               -Mercury Money Reserves Portfolio
               -Mercury Low Duration Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Mercury Core Bond Strategy Portfolio, Mercury Intermediate Government Bond, Mercury Money Reserves Portfolio and Mercury Low Duration Portfolio of FAM Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FAM Series Funds, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Core Bond Strategy Portfolio,
       Mercury Intermediate Government Bond,
       Mercury Money Reserves Portfolio and
       Mercury Low Duration Portfolio of
       FAM Series Funds, Inc.


Date:  September 7, 2006